Note 7 - Right-of-use Asset and Lease Obligation - Operating Lease Commitment Reconciliation (Details) - CAD ($)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Operating lease commitment as at December 31, 2018			$ 482,813
Discounted using incremental borrowing rate as at January 1, 2019		$ 256,280
Recognition exemption of leases with terms less than 1 year		(21,500)
Extension options reasonably certain to be exercised		409,341
Lease obligation as at January 1, 2019	$ 574,762	$ 644,121	$ 644,121